Capital Stock and Earnings per Share - Reconciliation of Weighted Average Shares for Basic and Diluted Shares Computations (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average shares outstanding for basic net earnings per share	198.0	203.1	208.7
Effect of dilutive stock options and other equity awards	0.7	0.8	1.0
Weighted average shares outstanding for diluted net earnings per share	198.7	203.9	209.7